Mandatorily redeemable Series C preferred shares (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Dividend and Redemption Payments

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are:
2018	$851
2019	1,022
2020	1,071
2021	1,087
2022	1,108
Thereafter to 2031	12,564
Redemption amount	4,257
21,960
Less amounts representing interest	(7,242)
14,718
Less current portion	(851)
$13,867